1 Operations (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
OperationsLineItems [Line Items]
Number of water and sewage services operated | Number	375
Number of services signed contract in municipalities | Number	342
Gross revenue	R$ 804,500	R$ 215,000
Intangible asset	R$ 34,405,575	32,325,447	R$ 29,012,460	R$ 33,466,132
Description of increse in revenue from residential customers	The increase in revenues from residential customers (except for the social and favela categories), in the amount of R$ 840.3 million from January to December 2020 (R$ 249.3 million from October to December 2020), and the postponement of the payment of 50% of the Regulation, Control and Inspection Fee (TRCF) from May to December 2020, for settlement in 24 installments beginning January 2021, with effect of R$ 24.0 million from May to December 2020.
Description of budget adjustment	The Company adjusted budget by reducing expenses and, on April 27, 2020, July 10, 2020 and December 15, 2020, it held the 25th, 26th and 27 th issue debentures in the amounts of R$ 1.45 billion, R$ 1.05 billion and R$ 1.00 billion, respectively and also on December 7, 2020 it raised R$ 0.95 billion with IDB INVEST. As of April 28, 2020, the Company concluded the translation of a debt contracted with the Inter-American Development Bank (IDB), from US$ 494.6 million to R$ 2,810.9 million, reducing its exposure to the variation of the US dollar. In addition, as of September 30, 2020, the Company early amortized Eurobonds in the amount of R$ 1,910.1 million (US$ 357.8 million) to further reduce currency exposure and in November 2020, it signed a contract of R$ 950 million with IDB INVEST.
Terms of municipalities' operations concession	30 years
Description of adverse effects due to covid-19	Some of the economic and financial consequences arising from the COVID-19 pandemic include the following adverse effects: (i) high exchange volatility and increase in new funding costs; (ii) change in the mix of billed volume due to the increase in the residential category and decrease in the public, commercial, industrial categories, which have higher average tariffs, leading to a reduction in the total average tariff and, consequently, in revenues from customers in the commercial, industrial and public categories, in the amount of approximately R$ 804.5 million from January to December 2020 (R$ 215.0 million from October to December 31, 2020); (iii) postponement of the tariff adjustment from May 11 to August 15, 2020, with an estimate net impact of R$ 37.6 million on the operating revenue from May to December 2020; (iv) increase in default and in the expectation of higher future losses, due to the decrease in the municipalities’ revenue and the increase in bankruptcy petitions, which negatively impacted estimated losses by R$ 316.7 million from January to December 2020 compared to January to December 2019 (R$ 17.8 million from October to December 2020 compared to October to December 2019); and (v) payment exemption of water and sewage bills for consumers in the Residential Social and Residential Favela categories in all operated municipalities from April 1 to September 15, 2020, reducing revenue by R$ 116.9 million from January to September 2020, compared to the same periods in 2019.
Juquitiba [member]
OperationsLineItems [Line Items]
Gross revenue	R$ 6,056	5,616	R$ 5,786
Intangible asset	R$ 77,014	R$ 80,563